Discontinued Operations (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Assets of discontinued operations:
Retained interest in purchased accounts receivable	$ 8,150	$ 4,966,338
Earned but uncollected fees		141,077
Due from client	22,298	256,313
Assets of discontinued operations, Total	30,448	5,363,728
Liabilities of discontinued operations:
Accounts payable	62,015	26,966
Accrued expenses	39,151	51,719
Due to financial institution	39,342	3,240,942
Deferred revenue		12,328
Liabilities of discontinued operations,Total	$ 140,508	$ 3,331,955